Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) country segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business segment information
Number of business segments | segment	5
Sales	$ 214,550	$ 237,128	$ 280,999
Excise taxes	(18,940)	(18,183)	(17,689)
Revenues from sales	195,610	218,945	263,310
Operating expenses	(158,523)	(174,033)	(200,536)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,025)	(12,762)	(12,221)
Net income (loss) from equity affiliates and other items	2,974	3,680	(6,024)
Tax on net operating income	(10,645)	(13,212)	(22,207)
Net cost of net debt	(1,360)	(1,108)	(1,278)
Non-controlling interests	(273)	(126)	(518)
NET INCOME - TotalEnergies SHARE	15,758	21,384	20,526
Total expenditures	21,750	24,860	19,802
Total divestments	4,418	8,406	4,686
Cash flow from operating activities	30,854	40,679	47,367
Intercompany
Business segment information
Sales	(84,052)	(98,928)	(123,156)
Revenues from sales	(84,052)	(98,928)	(123,156)
Operating expenses	$ 84,052	98,928	123,156
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas | country	50
Sales	$ 5,655	6,561	9,942
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,001)	(8,493)	(8,115)
Net income (loss) from equity affiliates and other items	325	(307)	(9,943)
Tax on net operating income	(8,466)	(10,095)	(17,445)
Total expenditures	9,225	12,378	10,646
Total divestments	840	5,118	807
Cash flow from operating activities	17,388	18,531	27,654
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	44,201	49,156	65,132
Operating expenses	(19,124)	(20,355)	(24,521)
Exploration & Production | Intercompany
Business segment information
Sales	(38,546)	(42,595)	(55,190)
Integrated LNG
Business segment information
Sales	9,885	12,086	21,300
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,251)	(1,288)	(1,208)
Net income (loss) from equity affiliates and other items	2,051	2,194	978
Tax on net operating income	(1,073)	(810)	(1,574)
Total expenditures	3,912	3,410	1,249
Total divestments	425	290	2,301
Cash flow from operating activities	5,185	8,442	9,604
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	20,476	26,875	38,375
Operating expenses	(15,530)	(21,569)	(29,982)
Integrated LNG | Intercompany
Business segment information
Sales	(10,591)	(14,789)	(17,075)
Integrated Power
Business segment information
Sales	22,127	27,337	27,453
Depreciation, depletion and impairment of tangible assets and mineral interests	(344)	(281)	(194)
Net income (loss) from equity affiliates and other items	(837)	(345)	1,788
Tax on net operating income	(255)	(394)	(138)
Total expenditures	5,328	5,497	5,226
Total divestments	1,431	661	1,126
Cash flow from operating activities	2,972	3,573	66
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	24,475	31,463	30,806
Operating expenses	(22,936)	(28,763)	(29,217)
Integrated Power | Intercompany
Business segment information
Sales	(2,348)	(4,126)	(3,353)
Refining & Chemicals
Business segment information
Sales	93,515	101,203	121,618
Excise taxes	(784)	(841)	(737)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,442)	(1,685)	(1,533)
Net income (loss) from equity affiliates and other items	(114)	(42)	885
Tax on net operating income	(414)	(938)	(2,544)
Total expenditures	1,896	2,149	1,391
Total divestments	366	196	214
Cash flow from operating activities	3,808	7,957	8,663
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	124,211	136,943	166,738
Operating expenses	(120,424)	(130,899)	(156,897)
Refining & Chemicals | Intercompany
Business segment information
Sales	(31,480)	(36,581)	(45,857)
Marketing & Services
Business segment information
Sales	83,341	89,909	100,661
Excise taxes	(18,156)	(17,342)	(16,952)
Depreciation, depletion and impairment of tangible assets and mineral interests	(870)	(905)	(1,033)
Net income (loss) from equity affiliates and other items	1,457	2,208	(20)
Tax on net operating income	(526)	(1,246)	(787)
Total expenditures	1,190	1,273	1,186
Total divestments	1,328	2,132	222
Cash flow from operating activities	2,901	1,957	3,124
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	66,004	73,198	85,142
Operating expenses	(63,551)	(70,497)	(81,746)
Marketing & Services | Intercompany
Business segment information
Sales	(819)	(631)	(1,433)
Corporate
Business segment information
Sales	27	32	25
Depreciation, depletion and impairment of tangible assets and mineral interests	(117)	(110)	(138)
Net income (loss) from equity affiliates and other items	92	(28)	288
Tax on net operating income	89	271	281
Total expenditures	199	153	104
Total divestments	28	9	16
Cash flow from operating activities	(1,400)	219	(1,744)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	295	238	273
Operating expenses	(1,010)	(878)	(1,329)
Corporate | Intercompany
Business segment information
Sales	(268)	(206)	(248)
Adjustments
Business segment information
Net operating income	(2,583)	(2,066)	(15,890)
Adjustments | Exploration & Production
Business segment information
Net operating income	(1,069)	(1,036)	(12,371)
Adjustments | Integrated LNG
Business segment information
Net operating income	(196)	(798)	(4,580)
Adjustments | Integrated Power
Business segment information
Net operating income	(2,070)	(173)	2,070
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(343)	(1,275)	(653)
Adjustments | Marketing & Services
Business segment information
Net operating income	1,154	1,300	6
Adjustments | Corporate
Business segment information
Net operating income	(59)	(84)	(362)
Adjusted
Business segment information
Net operating income	19,974	24,684	38,212
Adjusted | Exploration & Production
Business segment information
Net operating income	10,004	10,942	17,479
Adjusted | Integrated LNG
Business segment information
Net operating income	4,869	6,200	11,169
Adjusted | Integrated Power
Business segment information
Net operating income	2,173	1,853	975
Adjusted | Refining & Chemicals
Business segment information
Net operating income	2,160	4,654	7,302
Adjusted | Marketing & Services
Business segment information
Net operating income	1,360	1,458	1,550
Adjusted | Corporate
Business segment information
Net operating income	$ (592)	$ (423)	$ (263)